5. Related Party (Sept. 2017 Note) (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Related Party Transactions [Abstract]
Proceeds from stockholders (related parties)	$ 240	$ 50,225	$ 19,040	$ 114,176	$ 44,851	$ 135,394	$ 101,939	$ 174,293	$ 138,731	$ 1,329,874
Repayments to stockholders (related parties)	(15,962)	$ (10,360)	$ 0	$ (14,803)	$ 28,202	$ (15,602)	$ (2,622)	(24,442)	(5,364)	(141,563)
Due to stockholders	$ 2,660,000							$ 2,662,000	$ 2,511,000	$ 2,385,000